Income and Expenses - Summary of Expenses by Nature (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature [abstract]
Depreciation and amortization	$ 72	$ 72